[Canada Life Insurance Company of New York logo]


August, 2002





Dear Policyowner:

Enclosed is the Varifund Semi-Annual Report for the period ending June 30, 2002. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting Canada Life's Prestige Series variable products to meet your financial needs.

Sincerely,


/s/ Ronald E. Beettam
---------------------
Ronald E. Beettam

Encl.


















 Variable products are issued by Canada Life Insurance Company of New York and offered through its subsidiary, Canada Life of America Financial Services, Inc.
                                 (member NASD)

The attached are incorporated by reference herein to the semi-annual reports filed by and on behalf of the following:

THE ALGER AMERICAN FUND, filed  August 22, 2002
         Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap

BERGER INSTITUTIONAL PRODUCTS TRUST, filed August 22, 2002
         Portfolios which include: Berger IPT-International Fund; Small Company Growth

DREYFUS VARIABLE INVESTMENT FUND, filed  August 28, 2002
         Portfolios which include: Dreyfus VIF Growth and Income; Dreyfus Appreciation

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., filed August 27, 2002
         Portfolios which include: Dreyfus Socially Responsible Growth

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, filed  August 20, 2002
         Portfolios which include: Fidelity VIP Growth

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, filed August 20, 2002
         Portfolios which include: Fidelity VIP High Income

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, filed August 20, 2002
         Portfolios which include: Fidelity VIP Overseas

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, filed August 20, 2002
         Portfolios which include: Fidelity Investment Grade Bond, Fidelity Money Market

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, filed August 20, 2002
         Portfolios which include: Fidelity VIP Asset Manager

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, filed August 20, 2002
         Portfolios which include: Fidelity VIP Index 500; Fidelity VIP
         Contrafund

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, filed August 20, 2002
         Portfolios which include: Fidelity VIP Growth Opportunities

SELIGMAN PORTFOLIOS, INC., filed August 29, 2002
         Portfolios which include: Communications and Information and Frontier

THE MONTGOMERY FUNDS III, filed August 28, 2002
         Portfolios which include: Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund

                                                     [CANADA LIFE'S
                   V A R I F U N D(R)             PRESTIGE SERIES LOGO]                           A N N U I T Y
-------------------------------------------------                      -------------------------------------------------------------
         VARIABLE SUB-ACCOUNT PERFORMANCE                              Average Annual Total Returns For Periods Ending June 30, 2002
                                                                            Assuming Contract is Surrendered At End Of Period

                                                                                        ONE         THREE        FIVE         TEN
PORTFOLIO TYPE                  PORTFOLIO                                   YTD         YEAR        YEAR         YEAR         YEAR
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth          Alger American Leveraged AllCap                (26.00)%    (31.24)%    (13.77)%      6.56 %        N/A
                           Alger American Small Capitalization            (20.27)%    (29.93)%    (21.28)%     (6.28)%        N/A
                           Berger Small Company Growth                    (35.07)%    (50.20)%    (13.26)%       N/A          N/A
                           Seligman Frontier                              (17.31)%    (21.87)%     (8.07)%     (5.45)%        N/A
                           Seligman Small Cap Value (Class 2)             (7.79)%       N/A          N/A         N/A          N/A

                           ........................................................................................................
Equity Portfolios          Alger American Growth                          (24.36)%    (30.82)%    (14.19)%      3.64 %        N/A
                           Alger American MidCap Growth                   (22.01)%    (25.22)%     (2.98)%      7.64 %        N/A
                           Dreyfus Capital Appreciation                   (14.74)%    (18.33)%     (8.28)%       N/A          N/A
                           Dreyfus Socially Responsible                   (23.12)%    (31.77)%    (16.36)%     (0.82)%        N/A
                           Fidelity VIP Growth                            (25.23)%    (32.88)%    (14.02)%      2.26 %        N/A
                           Fidelity VIP II Contrafund                     (6.89)%     (10.12)%     (6.24)%       N/A          N/A
                           Fidelity VIP II Index 500                      (19.30)%    (24.96)%    (12.64)%      1.38 %        N/A
                           Fidelity VIP III Growth Opportunities          (19.25)%    (25.19)%    (18.97)%       N/A          N/A
                           Goldman Sachs CORE U.S. Equity                 (20.18)%      N/A          N/A         N/A          N/A
                           Goldman Sachs VIT Capital Growth               (22.81)%      N/A          N/A         N/A          N/A
                           Montgomery Growth                              (22.72)%    (30.37)%    (18.72)%     (5.86)%        N/A

                           ........................................................................................................
Growth & Income            Dreyfus Growth & Income                        (21.26)%    (26.64)%    (10.03)%     (0.69)%        N/A
                           Goldman Sachs VIT Growth & Income              (10.26)%      N/A          N/A         N/A          N/A

                           ........................................................................................................
International              Berger-IPT International                       (9.84)%     (17.56)%     (8.34)%     (1.22)%        N/A
                           Fidelity VIP Overseas                          (8.58)%     (19.84)%     (9.54)%     (2.88)%        N/A
                           Montgomery Emerging Markets                    (6.52)%     (10.79)%     (9.11)%     (13.17)%       N/A

                           ........................................................................................................
Speciality Portfolio       Seligman Communications & Information          (34.51)%    (39.70)%    (12.90)%      4.69 %        N/A
                           Seligman Global Technology Portfolio (Class 2) (29.00)%      N/A          N/A         N/A          N/A

                           ........................................................................................................
Balanced                   Fidelity VIP II Asset Manager                  (14.42)%    (15.59)%     (6.86)%      1.21 %        N/A

                           ........................................................................................................
Fixed Income Portfolios    Fidelity Investment Grade Bond                 (2.96)%      1.07 %      4.71 %       4.72 %       5.31 %
                           Fidelity VIP High Income                       (10.49)%    (15.80)%    (16.50)%     (7.96)%        N/A


                           ........................................................................................................
Money Market               Fidelity Money Market - current yield 1.70%*   (5.22)%     (4.41)%      1.55 %       2.59 %       2.73 %


                                                                               SINCE         SUB-ACCOUNT
                                                                              SUB-ACCT        INCEPTION
PORTFOLIO TYPE                  PORTFOLIO                                    INCEPTION           DATE

-----------------------------------------------------------------------------------------------------------
Aggressive Growth          Alger American Leveraged AllCap                     7.14 %        05/01/1996
                           Alger American Small Capitalization                (5.79)%        05/01/1996
                           Berger Small Company Growth                        (8.05)%        05/01/1998
                           Seligman Frontier                                   3.01 %        05/01/1995
                           Seligman Small Cap Value (Class 2)                 11.85 %        05/01/2001

                           ................................................................................
Equity Portfolios          Alger American Growth                               6.47 %        05/01/1996
                           Alger American MidCap Growth                        7.29 %        05/01/1996
                           Dreyfus Capital Appreciation                       (0.88)%        05/01/1998
                           Dreyfus Socially Responsible                        3.90 %        05/01/1996
                           Fidelity VIP Growth                                 8.75 %        05/01/1994
                           Fidelity VIP II Contrafund                          2.08 %        05/01/1998
                           Fidelity VIP II Index 500                           6.69 %        05/01/1996
                           Fidelity VIP III Growth Opportunities              (8.59)%        05/01/1998
                           Goldman Sachs CORE U.S. Equity                     (19.35)%       05/01/2001
                           Goldman Sachs VIT Capital Growth                   (22.86)%       05/01/2001
                           Montgomery Growth                                  (3.25)%        05/01/1997

                           ................................................................................
Growth & Income            Dreyfus Growth & Income                             2.31 %        05/01/1996
                           Goldman Sachs VIT Growth & Income                  (8.84)%        05/01/2001

                           ................................................................................
International              Berger-IPT International                           (1.43)%        05/01/1997
                           Fidelity VIP Overseas                               2.11 %        05/01/1994
                           Montgomery Emerging Markets                        (7.40)%        05/01/1996

                           ................................................................................
Speciality Portfolio       Seligman Communications & Information               7.90 %        05/01/1995
                           Seligman Global Technology Portfolio (Class 2)     (38.92)%       05/01/2001

                           ................................................................................
Balanced                   Fidelity VIP II Asset Manager                       5.23 %        05/01/1994

                           ................................................................................
Fixed Income Portfolios    Fidelity Investment Grade Bond                      5.73 %        12/04/1989
                           Fidelity VIP High Income                           (0.37)%        05/01/1994


                           ................................................................................
Money Market               Fidelity Money Market - current yield 1.70%*        2.99 %        12/04/1989

*The Fidelity Money Market fund's yield quotation more closely reflects the current earnings to the fund than the total return.
Fidelity Money Market Portfolio current yield (annualized yield for a seven day period ended June 30, 2002) is 1.70%. VariFund Fixed Account 1 year rate was 3.25% as of July 1, 2002. The Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may flucuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if VariFund existed at the inception of those portfolios. Contact your registered representative or call Canada Life Insurance Company of America at (800) 333-2542 Ext. 4595 for a Prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

There are specific risks associated with global investing such as currency fluctuations, foreign taxation, differences in financial reporting practices and changes in political conditions. There are specific risks associated with emerging markets as the funds tend to be much more volatile than the U.S. market due to relative immaturity and occasional instability. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. There is also a greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources. The securities in which the Fidelty High Income portfolio invests are subject to risks associated with interest rate changes, foreign exposures and due to investing in value stocks and lower-quality debt securities which are subject to higher risks than investment grade bonds.

(NOT VALID WITHOUT ACCOMPANYING "STANDARDIZED" PERFORMANCE RETURNS.)

Date of first use November 30, 2001                                         VAPR

                                                     [CANADA LIFE'S
                   V A R I F U N D(R)             PRESTIGE SERIES LOGO]                           A N N U I T Y
-------------------------------------------------                      -------------------------------------------------------------
         VARIABLE SUB-ACCOUNT PERFORMANCE                              Average Annual Total Returns For Periods Ending June 30, 2002
                                                                                       Assuming Contract Continues


                                                                                      ONE         THREE        FIVE         TEN
PORTFOLIO TYPE                PORTFOLIO                                   YTD         YEAR        YEAR         YEAR         YEAR
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth        Alger American Leveraged AllCap                (20.60)%    (25.84)%    (11.80)%      6.97 %        N/A
                         Alger American Small Capitalization            (14.87)%    (24.53)%    (18.93)%     (5.59)%        N/A
                         Berger Small Company Growth                    (29.67)%    (44.80)%    (11.18)%       N/A          N/A
                         Seligman Frontier                              (11.91)%    (16.47)%     (6.33)%     (4.79)%        N/A
                         Seligman Small Cap Value (Class 2)             (2.39)%       N/A          N/A         N/A          N/A

                         ..........................................................................................................
Equity Portfolios        Alger American Growth                          (18.96)%    (25.42)%    (12.20)%      4.10 %        N/A
                         Alger American MidCap Growth                   (16.61)%    (19.82)%     (1.41)%      8.04 %        N/A
                         Dreyfus Capital Appreciation                   (9.34)%     (12.93)%     (6.53)%       N/A          N/A
                         Dreyfus Socially Responsible                   (17.72)%    (26.37)%    (14.27)%     (0.27)%        N/A
                         Fidelity VIP Growth                            (19.83)%    (27.48)%    (12.04)%      2.75 %        N/A
                         Fidelity VIP II Contrafund                     (1.49)%     (4.72)%      (4.56)%       N/A          N/A
                         Fidelity VIP II Index 500                      (13.90)%    (19.56)%    (10.72)%      1.88 %        N/A
                         Fidelity VIP III Growth Opportunities          (13.85)%    (19.79)%    (16.74)%       N/A          N/A
                         Goldman Sachs CORE U.S. Equity                 (14.78)%      N/A          N/A         N/A          N/A
                         Goldman Sachs VIT Capital Growth               (17.41)%      N/A          N/A         N/A          N/A
                         Montgomery Growth                              (17.32)%    (24.97)%    (16.51)%     (5.19)%        N/A

                         ..........................................................................................................
Growth & Income          Dreyfus Growth & Income                        (15.86)%    (21.24)%     (8.21)%     (0.14)%        N/A
                         Goldman Sachs VIT Growth & Income              (4.86)%       N/A          N/A         N/A          N/A

                         ..........................................................................................................
International            Berger-IPT International                       (4.44)%     (12.16)%     (6.59)%     (1.22)%        N/A
                         Fidelity VIP Overseas                          (3.18)%     (14.44)%     (7.74)%     (2.28)%        N/A
                         Montgomery Emerging Markets                    (1.12)%     (5.39)%      (7.33)%     (12.24)%       N/A

                         ..........................................................................................................
Speciality Portfolio     Seligman Communications & Information          (29.11)%    (34.30)%    (10.97)%      5.13 %        N/A
                         Seligman Global Technology Portfolio (Class 2) (23.60)%      N/A          N/A         N/A          N/A

                         ..........................................................................................................
Balanced                 Fidelity VIP II Asset Manager                  (9.02)%     (10.19)%     (5.16)%      1.72 %        N/A

                         ..........................................................................................................
Fixed Income Portfolios  Fidelity Investment Grade Bond                  2.44 %      6.47 %      6.06 %       5.17 %       5.31 %
                         Fidelity VIP High Income                       (5.09)%     (10.40)%    (14.40)%     (7.22)%        N/A


                         ..........................................................................................................
Money Market             Fidelity Money Market - current yield 1.70%*    0.18 %      0.99 %      2.98 %       3.08 %       2.73 %

                                                                            SINCE         SUB-ACCOUNT
                                                                           SUB-ACCT        INCEPTION
PORTFOLIO TYPE                PORTFOLIO                                   INCEPTION           DATE

-----------------------------------------------------------------------------------------------------------
Aggressive Growth        Alger American Leveraged AllCap                    7.14 %         05/01/1996
                         Alger American Small Capitalization               (5.79)%         05/01/1996
                         Berger Small Company Growth                       (8.05)%         05/01/1998
                         Seligman Frontier                                  3.01 %         05/01/1995
                         Seligman Small Cap Value (Class 2)                14.58 %         05/01/2001

                         ..................................................................................
Equity Portfolios        Alger American Growth                              6.47 %         05/01/1996
                         Alger American MidCap Growth                       7.29 %         05/01/1996
                         Dreyfus Capital Appreciation                      (0.88)%         05/01/1998
                         Dreyfus Socially Responsible                       3.90 %         05/01/1996
                         Fidelity VIP Growth                                8.75 %         05/01/1994
                         Fidelity VIP II Contrafund                         2.08 %         05/01/1998
                         Fidelity VIP II Index 500                          6.69 %         05/01/1996
                         Fidelity VIP III Growth Opportunities             (8.59)%         05/01/1998
                         Goldman Sachs CORE U.S. Equity                    (2.03)%         05/01/2001
                         Goldman Sachs VIT Capital Growth                  (2.79)%         05/01/2001
                         Montgomery Growth                                 (2.85)%         05/01/1997

                         ..................................................................................
Growth & Income          Dreyfus Growth & Income                            2.31 %         05/01/1996
                         Goldman Sachs VIT Growth & Income                 (3.25)%         05/01/2001

                         ..................................................................................
International            Berger-IPT International                          (0.88)%         05/01/1997
                         Fidelity VIP Overseas                              2.11 %         05/01/1994
                         Montgomery Emerging Markets                       (6.98)%         05/01/1996

                         ..................................................................................
Speciality Portfolio     Seligman Communications & Information              7.90 %         05/01/1995
                         Seligman Global Technology Portfolio (Class 2)    (34.75)%        05/01/2001

                         ..................................................................................
Balanced                 Fidelity VIP II Asset Manager                      5.23 %         05/01/1994

                         ..................................................................................
Fixed Income Portfolios  Fidelity Investment Grade Bond                     5.73 %         12/04/1989
                         Fidelity VIP High Income                          (0.37)%         05/01/1994


                         ..................................................................................
Money Market             Fidelity Money Market - current yield 1.70%*       2.99 %         12/04/1989

*The Fidelity Money Market fund's yield quotation more closely reflects the current earnings to the fund than the total return. Fidelity Money Market Portfolio current yield (annualized yield for a seven day period ended May 31, 2002) is 1.70%. VariFund Fixed Account 1 year rate was 3.25% as of July 1, 2002. The Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may flucuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if VariFund existed at the inception of those portfolios. Contact your registered representative or call Canada Life Insurance Company of America at (800) 333-2542 Ext. 4595 for a Prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money. There are specific risks associated with global investing such as currency fluctuations, foreign taxation, differences in financial reporting practices and changes in political conditions.

There are specific risks associated with emerging markets as the funds tend to be much more volatile than the U.S. market due to relative immaturity and occasional instability. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. There is also a greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources. The securities in which the Fidelty High Income portfolio invests are subject to risks associated with interest rate changes, foreign exposures and due to investing in value stocks and lower-quality debt securities which are subject to higher risks than investment grade bonds.

(NOT VALID WITHOUT ACCOMPANYING "STANDARDIZED" PERFORMANCE RETURNS.)

Date of first use November 30, 2001                                         VAPR